Note Other assets by major categories (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Costs Capitalized Prepaid And Other Assets Disclosure Abstract
Net deferred tax assets (net of valuation allowance)	$ 1,243,668	$ 1,302,452
Investments under the equity method	218,062	212,838
Prepaid taxes	172,550	180,969
Other prepaid expenses	90,320	79,215
Derivative assets	14,085	16,959
Trades receivables from brokers and counterparties	46,630	78,759	$ 66,949
Principal, interest and escrow servicing advances	69,711	79,862
Guaranteed mortgage loan claims receivable	152,403	101,628
Others	138,081	140,480
Total other assets	$ 2,145,510	$ 2,193,162